LONG-TERM DEBT - Schedule of instruments (Details) - USD ($) $ in Millions	Aug. 31, 2021	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 774.3	$ 772.8	$ 993.8
Non-current portion of non-current borrowings			774.3	772.8
Borrowings, term	10 years
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Total borrowings			8.6	10.0
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 300.0	281.2	280.8
Borrowings, interest rate		4.625%
Borrowings, term		10 years
Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			776.7	775.9
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Total borrowings			(2.4)	(3.1)
Five Hundred Million Senior Debt Notes, August 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 495.5	$ 495.1
$500m Senior Notes issued August 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 500.0
Borrowings, interest rate	2.63%